Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment [abstract]
Beginning balance	$ 146	$ 153
Ending balance	148	146
Cost
Changes in property, plant and equipment [abstract]
Beginning balance	387	411
Additions	28	27
Fully depreciated assets written off	(32)	(30)
Disposals	(1)	(16)
Exchange and other adjustments	10	(5)
Ending balance	392	387
Amortisation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance	(241)	(258)
Fully depreciated assets written off	32	30
Disposals	1	8
Exchange and other adjustments	(5)	4
Provided	(27)	(24)
System Fund expense	(3)	(4)
Impairment charge	(1)
Impairment reversal		3
Ending balance	(244)	(241)
Land and buildings
Changes in property, plant and equipment [abstract]
Beginning balance	46	57
Ending balance	42	46
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Beginning balance	99	111
Additions	0	0
Fully depreciated assets written off	0	(3)
Disposals	0	(8)
Exchange and other adjustments	0	(1)
Ending balance	99	99
Land and buildings | Amortisation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance	(53)	(54)
Fully depreciated assets written off	0	3
Disposals	0	0
Exchange and other adjustments	0	1
Provided	(3)	(3)
System Fund expense	0	0
Impairment charge	(1)
Impairment reversal		0
Ending balance	(57)	(53)
Fixtures, fittings and equipment
Changes in property, plant and equipment [abstract]
Beginning balance	100	96
Ending balance	106	100
Fixtures, fittings and equipment | Cost
Changes in property, plant and equipment [abstract]
Beginning balance	288	300
Additions	28	27
Fully depreciated assets written off	(32)	(27)
Disposals	(1)	(8)
Exchange and other adjustments	10	(4)
Ending balance	293	288
Fixtures, fittings and equipment | Amortisation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance	(188)	(204)
Fully depreciated assets written off	32	27
Disposals	1	8
Exchange and other adjustments	(5)	3
Provided	(24)	(21)
System Fund expense	(3)	(4)
Impairment charge	0
Impairment reversal		3
Ending balance	$ (187)	$ (188)